SHARE CAPITAL (Details Textual) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2014
Share-based Compensation	$ 595,412	$ 251,048		$ 1,540,580	$ 1,001,950
Proceeds from Warrant Exercises	$ 0	1,125,038		1,125,038	$ 40,195
Debt Conversion, Original Debt to be Converted, Amount			$ 1,220,629	1,220,629
Debt Conversion, Converted Instrument, Shares to be Issued	39,545,776
Debt Conversion, Converted Instrument, Value of Shares to be Issued			2,470,622	2,470,622
Market Value of Shares			$ 2,847,296	$ 2,847,296
Stock Issued During Period, Shares, Exchangeable Shares Excercised	3,000,000			3,637,456	2,090,664
Common Stock, Shares Authorized	500,000,000		250,000,000	250,000,000	150,000,000	200,000,000
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 2,470,622		$ 9,180,785	$ 9,180,785
Adjustments to Additional Paid in Capital, Stock Option and Warrant Reclassification	$ 1,173,534		$ (2,845,557)	(2,845,557)
Preferred Stock, Voting Rights	the Company issued one share of the Special Voting Preferred Stock, par value $0.001 per share
(Gain) loss on market to market revaluation	$ (2,048,697)	$ 0		$ 376,674	$ 0
Common Shares [Member]
Share-based Compensation					$ 43,562
Stock Issued During Period, Shares, Conversion of Convertible Securities				147,805,371
Stock Issued During Period, Value, Conversion of Convertible Securities				$ 9,171,604
Investor Relation And Consultine Services [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.80
Number Of Warrants Exercised					262,045
Stock Issued During Period, Shares, Conversion of Convertible Securities					51,249
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services					217,047
Stock Issued During Period, Value, Issued for Services					$ 59,500
Stock Issued During Period, Shares, Warrants Exercised		5,000,172		5,000,172	174,759
Stock Issued During Period, Shares, Conversion of Convertible Securities	39,545,776		147,805,371	147,805,371
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 39,546		$ 147,805	$ 147,805
Adjustments to Additional Paid in Capital, Stock Option and Warrant Reclassification	$ 0		$ 0	$ 0
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.25	$ 0.25
Stock Issued During Period, Shares, Warrants Exercised				5,000,172
Proceeds from Warrant Exercises				$ 1,125,038